Sequential Quarterly Product Sales - 2018 (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019
Product sales
Product Sales	$ 5,718	$ 5,465	$ 5,768	$ 5,266	$ 5,030	$ 4,985	$ 5,487	$ 4,882	$ 4,940	$ 4,843	$ 1,540
Actual %, quarter-on-quarter	5.00%	(5.00%)	10.00%	5.00%	1.00%	(9.00%)	12.00%	(1.00%)	2.00%	(8.00%)
CER %, quarter-on-quarter	5.00%	(7.00%)	13.00%	8.00%	1.00%	(11.00%)	12.00%	(3.00%)	1.00%	(6.00%)
Oncology
Product sales
Product Sales	$ 2,167	$ 1,892	$ 1,767	$ 1,597	$ 1,434	$ 1,230	$ 1,120	$ 1,026	$ 993	$ 885	740
Actual %, quarter-on-quarter	15.00%	7.00%	11.00%	11.00%	17.00%	10.00%	9.00%	3.00%	12.00%	(5.00%)
CER %, quarter-on-quarter	15.00%	6.00%	13.00%	14.00%	17.00%	8.00%	9.00%	1.00%	11.00%
Tagrisso
Product sales
Product Sales	$ 784	$ 630	$ 594	$ 506	$ 422	$ 338	$ 304	$ 248	$ 232	$ 171	314
Actual %, quarter-on-quarter	24.00%	6.00%	17.00%	20.00%	25.00%	11.00%	23.00%	7.00%	36.00%	16.00%
CER %, quarter-on-quarter	25.00%	5.00%	19.00%	23.00%	25.00%	10.00%	22.00%	5.00%	34.00%	19.00%
Iressa
Product sales
Product Sales	$ 118	$ 134	$ 112	$ 131	$ 143	$ 132	$ 130	$ 137	$ 137	$ 124	34
Actual %, quarter-on-quarter	(12.00%)	20.00%	(15.00%)	(8.00%)	8.00%	2.00%	(5.00%)		10.00%	5.00%
CER %, quarter-on-quarter	(13.00%)	19.00%	(13.00%)	(5.00%)	8.00%	(1.00%)	(6.00%)	(1.00%)	9.00%	8.00%
Lynparza
Product sales
Product Sales	$ 283	$ 237	$ 209	$ 169	$ 150	$ 119	$ 100	$ 81	$ 59	$ 57	68
Actual %, quarter-on-quarter	19.00%	13.00%	24.00%	13.00%	26.00%	19.00%	23.00%	37.00%	4.00%	(8.00%)
CER %, quarter-on-quarter	20.00%	13.00%	25.00%	15.00%	26.00%	18.00%	22.00%	33.00%	2.00%	(6.00%)
Imfinzi
Product sales
Product Sales	$ 338	$ 295	$ 262	$ 187	$ 122	$ 62	$ 18		$ 1		88
Actual %, quarter-on-quarter	15.00%	13.00%	40.00%	53.00%	98.00%
CER %, quarter-on-quarter	15.00%	13.00%	41.00%	52.00%	98.00%
Calquence
Product sales
Product Sales	$ 35	$ 29	$ 24	$ 18	$ 12	8	3
Actual %, quarter-on-quarter	21.00%	21.00%	33.00%	50.00%	51.00%
CER %, quarter-on-quarter	21.00%	21.00%	33.00%	50.00%	50.00%
Faslodex
Product sales
Product Sales	$ 267	$ 254	$ 269	$ 258	$ 247	$ 254	$ 238	$ 241	$ 248	$ 214	64
Actual %, quarter-on-quarter	5.00%	(6.00%)	4.00%	4.00%	(3.00%)	7.00%	(1.00%)	(3.00%)	16.00%	(4.00%)
CER %, quarter-on-quarter	5.00%	(6.00%)	5.00%	7.00%	(2.00%)	5.00%	(1.00%)	(5.00%)	15.00%	(3.00%)
Zoladex
Product sales
Product Sales	$ 197	$ 194	$ 182	$ 194	$ 192	$ 184	$ 187	$ 185	$ 178	$ 185	87
Actual %, quarter-on-quarter	2.00%	7.00%	(6.00%)	1.00%	4.00%	(2.00%)	1.00%	4.00%	(4.00%)	(21.00%)
CER %, quarter-on-quarter	2.00%	5.00%	(2.00%)	6.00%	5.00%	(4.00%)	1.00%	2.00%	(5.00%)	(12.00%)
Casodex
Product sales
Product Sales	$ 57	$ 48	$ 46	$ 51	$ 52	$ 52	$ 54	$ 51	$ 54	$ 56	32
Actual %, quarter-on-quarter	19.00%	4.00%	(10.00%)	(2.00%)		(4.00%)	6.00%	(6.00%)	(4.00%)	(7.00%)
CER %, quarter-on-quarter	17.00%	4.00%	(8.00%)	4.00%	(2.00%)	(6.00%)	6.00%	(9.00%)	(3.00%)	(2.00%)
Arimidex
Product sales
Product Sales	$ 60	$ 51	$ 46	$ 55	$ 57	$ 54	$ 57	$ 54	$ 54	$ 52	24
Actual %, quarter-on-quarter	18.00%	11.00%	(16.00%)	(4.00%)	6.00%	(5.00%)	6.00%		4.00%	(9.00%)
CER %, quarter-on-quarter	20.00%	9.00%	(13.00%)		6.00%	(7.00%)	6.00%	(2.00%)	4.00%	(7.00%)
Oncology, Others
Product sales
Product Sales	$ 28	$ 20	$ 23	$ 28	$ 37	$ 27	$ 29	$ 29	$ 30	$ 26	29
Actual %, quarter-on-quarter	40.00%	(13.00%)	(18.00%)	(24.00%)	37.00%	(7.00%)		(3.00%)	15.00%	(10.00%)
CER %, quarter-on-quarter	42.00%	(17.00%)	13.00%	(22.00%)	50.00%	(20.00%)	3.00%	(3.00%)	7.00%	(3.00%)
BioPharmaceuticals, CVRM
Product sales
Product Sales	$ 1,658	$ 1,714	$ 1,747	$ 1,695	$ 1,623	$ 1,645	$ 1,939	$ 1,773	$ 1,775	$ 1,779	273
Actual %, quarter-on-quarter	(3.00%)	(2.00%)	3.00%	4.00%	(1.00%)	(15.00%)	9.00%			(2.00%)
CER %, quarter-on-quarter	(3.00%)	(3.00%)	5.00%	8.00%		(17.00%)	9.00%	(2.00%)	(1.00%)
Farxiga
Product sales
Product Sales	$ 377	$ 349	$ 397	$ 355	$ 340	$ 299	$ 332	$ 285	$ 250	$ 207	72
Actual %, quarter-on-quarter	8.00%	(12.00%)	12.00%	4.00%	14.00%	(10.00%)	16.00%	14.00%	21.00%	(13.00%)
CER %, quarter-on-quarter	9.00%	(12.00%)	13.00%	7.00%	15.00%	(11.00%)	16.00%	11.00%	20.00%	(13.00%)
Brilinta
Product sales
Product Sales	$ 389	$ 348	$ 376	$ 336	$ 316	$ 293	$ 299	$ 284	$ 272	$ 224	28
Actual %, quarter-on-quarter	12.00%	(7.00%)	12.00%	6.00%	8.00%	(2.00%)	5.00%	4.00%	21.00%	(5.00%)
CER %, quarter-on-quarter	12.00%	(8.00%)	13.00%	9.00%	9.00%	(4.00%)	5.00%	3.00%	20.00%	(4.00%)
Onglyza
Product sales
Product Sales	$ 116	$ 153	$ 148	$ 140	$ 126	$ 129	$ 180	$ 127	$ 150	$ 154	26
Actual %, quarter-on-quarter	(24.00%)	3.00%	6.00%	11.00%	(2.00%)	(28.00%)	42.00%	(15.00%)	(3.00%)	3.00%
CER %, quarter-on-quarter	(24.00%)	3.00%	8.00%	14.00%	(2.00%)	(29.00%)	42.00%	(17.00%)	(3.00%)	3.00%
Bydureon
Product sales
Product Sales	$ 141	$ 142	$ 138	$ 152	$ 155	$ 139	$ 147	$ 128	$ 146	$ 153	8
Actual %, quarter-on-quarter	(1.00%)	3.00%	(9.00%)	(2.00%)	12.00%	(5.00%)	15.00%	(12.00%)	(5.00%)	8.00%
CER %, quarter-on-quarter	(1.00%)	3.00%	(9.00%)	(1.00%)	11.00%	(5.00%)	15.00%	(14.00%)	(5.00%)	8.00%
Byetta
Product sales
Product Sales	$ 25	$ 30	$ 32	$ 34	$ 29	$ 31	$ 48	$ 39	$ 43	$ 46	6
Actual %, quarter-on-quarter	(17.00%)	(6.00%)	(6.00%)	17.00%	(7.00%)	(35.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)
CER %, quarter-on-quarter	(17.00%)	(6.00%)	(6.00%)	17.00%	(3.00%)	(38.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)
Qtern
Product sales
Product Sales							$ 5
Crestor
Product sales
Product Sales	$ 310	$ 335	$ 353	$ 353	$ 338	$ 389	$ 594	$ 580	$ 560	$ 631	109
Actual %, quarter-on-quarter	(7.00%)	(5.00%)		4.00%	(13.00%)	(35.00%)	2.00%	4.00%	(11.00%)
CER %, quarter-on-quarter	(7.00%)	(6.00%)	2.00%	8.00%	(12.00%)	(36.00%)	2.00%	2.00%	(12.00%)	3.00%
Seloken/Toprol-XL
Product sales
Product Sales	$ 168	$ 225	$ 160	$ 179	$ 173	$ 200	$ 168	$ 160	$ 181	$ 186	5
Actual %, quarter-on-quarter	(25.00%)	41.00%	(11.00%)	3.00%	(14.00%)	19.00%	5.00%	(12.00%)	(3.00%)	4.00%
CER %, quarter-on-quarter	(25.00%)	39.00%	(8.00%)	10.00%	(13.00%)	18.00%	4.00%	(14.00%)	(4.00%)	6.00%
Atacand
Product sales
Product Sales	$ 56	$ 50	$ 58	$ 65	$ 66	$ 71	$ 73	$ 80	$ 72	$ 75	9
Actual %, quarter-on-quarter	12.00%	(14.00%)	(11.00%)	(2.00%)	(8.00%)	(3.00%)	(9.00%)	11.00%	(4.00%)	(7.00%)
CER %, quarter-on-quarter	14.00%	(15.00%)	(9.00%)	5.00%	(8.00%)	(3.00%)	(6.00%)	8.00%	(5.00%)	(6.00%)
CVRM, Others
Product sales
Product Sales	$ 68	$ 75	$ 75	$ 73	$ 73	$ 85	$ 80	$ 80	$ 90	$ 89	10
Actual %, quarter-on-quarter	(9.00%)		3.00%	(3.00%)	(13.00%)	6.00%		(11.00%)	1.00%	3.00%
CER %, quarter-on-quarter	(8.00%)		3.00%		(11.00%)	4.00%	(4.00%)	(12.00%)	(3.00%)	12.00%
BioPharmaceuticals, Respiratory
Product sales
Product Sales	$ 1,252	$ 1,283	$ 1,362	$ 1,142	$ 1,226	$ 1,181	$ 1,334	$ 1,092	$ 1,099	$ 1,181	262
Actual %, quarter-on-quarter	(2.00%)	(6.00%)	19.00%	(7.00%)	4.00%	(11.00%)	22.00%	(1.00%)	(7.00%)	(2.00%)
CER %, quarter-on-quarter	(2.00%)	(6.00%)	21.00%	(4.00%)	4.00%	(13.00%)	21.00%	(3.00%)	(8.00%)	(1.00%)
Symbicort
Product sales
Product Sales	$ 585	$ 585	$ 636	$ 619	$ 672	$ 634	$ 752	$ 668	$ 706	$ 677	171
Actual %, quarter-on-quarter		(8.00%)	3.00%	(8.00%)	6.00%	(16.00%)	13.00%	(5.00%)	4.00%	(9.00%)
CER %, quarter-on-quarter	1.00%	(8.00%)	4.00%	(5.00%)	6.00%	(17.00%)	12.00%	(7.00%)	3.00%	(7.00%)
Pulmicort
Product sales
Product Sales	$ 333	$ 383	$ 389	$ 264	$ 287	$ 346	$ 371	$ 242	$ 226	$ 337	40
Actual %, quarter-on-quarter	(13.00%)	(2.00%)	47.00%	(8.00%)	(17.00%)	(7.00%)	53.00%	7.00%	(33.00%)	17.00%
CER %, quarter-on-quarter	(13.00%)	(2.00%)	51.00%	(4.00%)	(17.00%)	(8.00%)	51.00%	5.00%	(33.00%)	19.00%
Daliresp/Daxas
Product sales
Product Sales	$ 56	$ 48	$ 54	$ 52	$ 45	$ 38	$ 53	$ 53	$ 48	$ 44	1
Actual %, quarter-on-quarter	17.00%	(11.00%)	4.00%	16.00%	19.00%	(28.00%)		10.00%	9.00%	7.00%
CER %, quarter-on-quarter	19.00%	(13.00%)	4.00%	18.00%	22.00%	(30.00%)	(2.00%)	8.00%	9.00%	10.00%
Tudorza/Eklira
Product sales
Product Sales	$ 13	$ 20	$ 19	$ 18	$ 39	$ 34	$ 42	$ 37	$ 34	$ 37	3
Actual %, quarter-on-quarter	(35.00%)	5.00%	6.00%	(54.00%)	15.00%	(19.00%)	14.00%	9.00%	(8.00%)	3.00%
CER %, quarter-on-quarter	(30.00%)		11.00%	(59.00%)	15.00%	(21.00%)	14.00%	6.00%	(8.00%)	6.00%
Duaklir
Product sales
Product Sales	$ 17	$ 20	$ 22	$ 23	$ 22	$ 28	$ 23	$ 21	$ 16	$ 19	1
Actual %, quarter-on-quarter	(15.00%)	(9.00%)	(4.00%)	5.00%	(22.00%)	22.00%	10.00%	31.00%	(16.00%)
CER %, quarter-on-quarter	(14.00%)	(9.00%)		5.00%	(19.00%)	17.00%	10.00%	18.00%	(15.00%)
Fasenra
Product sales
Product Sales	$ 167	$ 129	$ 125	$ 86	$ 65	$ 21					42
Actual %, quarter-on-quarter	29.00%	3.00%	45.00%	32.00%
CER %, quarter-on-quarter	30.00%	2.00%	46.00%	34.00%
Bevespi
Product sales
Product Sales	$ 10	$ 10	$ 10	$ 10	$ 8	$ 5	$ 8	$ 4	$ 3	$ 1
Actual %, quarter-on-quarter				25.00%	61.00%	(38.00%)		33.00%		(67.00%)
CER %, quarter-on-quarter				25.00%	60.00%	(38.00%)		33.00%		(50.00%)
Respiratory, Others
Product sales
Product Sales	$ 71	$ 88	$ 107	$ 70	$ 88	$ 75	$ 85	$ 67	$ 66	$ 66	4
Actual %, quarter-on-quarter	(19.00%)	(20.00%)	53.00%	(20.00%)	17.00%	(12.00%)	27.00%	2.00%		(20.00%)
CER %, quarter-on-quarter	(23.00%)	(19.00%)	57.00%	(13.00%)	16.00%	(20.00%)	30.00%	4.00%	(4.00%)	(19.00%)
Other medicines
Product sales
Product Sales	$ 641	$ 576	$ 892	$ 832	$ 747	$ 929	$ 1,094	$ 991	$ 1,073	$ 998	265
Actual %, quarter-on-quarter	11.00%	(35.00%)	7.00%	12.00%	(20.00%)	(15.00%)	10.00%	(8.00%)	8.00%	(24.00%)
CER %, quarter-on-quarter	13.00%	(41.00%)	22.00%	15.00%	(20.00%)	(16.00%)	10.00%	(9.00%)	7.00%	(22.00%)
Nexium
Product sales
Product Sales	$ 393	$ 363	$ 390	$ 422	$ 442	$ 448	$ 427	$ 469	$ 595	$ 461	236
Actual %, quarter-on-quarter	8.00%	(7.00%)	(8.00%)	(5.00%)	(1.00%)	5.00%	(9.00%)	(21.00%)	29.00%	(6.00%)
CER %, quarter-on-quarter	9.00%	3.00%	(7.00%)	97.00%	(1.00%)	3.00%	(9.00%)	(22.00%)	28.00%	(4.00%)
Synagis
Product sales
Product Sales	$ 96	$ 53	$ 251	$ 164	$ 26	$ 224	$ 234	$ 153	$ 70	$ 230
Actual %, quarter-on-quarter	81.00%	(79.00%)	53.00%		(89.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)
CER %, quarter-on-quarter	81.00%	(90.00%)			(88.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)
Seroquel XR/IR
Product sales
Product Sales	$ 32	$ 37	$ 56	$ 77	$ 131	$ 97	$ 156	$ 113	$ 135	$ 104	11
Actual %, quarter-on-quarter	(14.00%)	(34.00%)	(27.00%)	(41.00%)	35.00%		38.00%	(16.00%)	30.00%	(36.00%)
CER %, quarter-on-quarter	(13.00%)	(32.00%)	(31.00%)	6.00%	37.00%	40.00%	36.00%	(16.00%)	30.00%	(35.00%)
Losec/Prilosec
Product sales
Product Sales	$ 68	$ 76	$ 60	$ 67	$ 76	$ 69	$ 69	$ 66	$ 68	$ 68	13
Actual %, quarter-on-quarter	(11.00%)	27.00%	(10.00%)	(12.00%)	10.00%		5.00%	(3.00%)		15.00%
CER %, quarter-on-quarter	(11.00%)	27.00%	(8.00%)	85.00%	11.00%	(4.00%)	5.00%	(6.00%)	(3.00%)	18.00%
Movantik/Moventig
Product sales
Product Sales	$ 22	$ 25	$ 25	$ 32	$ 24	$ 28	$ 30	$ 30	$ 32	$ 30
Actual %, quarter-on-quarter	(12.00%)		(22.00%)	33.00%	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%
CER %, quarter-on-quarter	(12.00%)		(22.00%)	167.00%	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%
FluMist/Fluenz
Product sales
Product Sales			$ 75	$ 35			58	$ 20
Other, Others
Product sales
Product Sales	$ 30	$ 22	$ 35	$ 35	$ 48	$ 63	$ 120	$ 140	$ 173	$ 105	$ 5
Actual %, quarter-on-quarter	36.00%	(29.00%)		(27.00%)	(25.00%)	(62.00%)	(14.00%)	(19.00%)	65.00%	(48.00%)
CER %, quarter-on-quarter	50.00%	(54.00%)	31.00%		(26.00%)	(45.00%)	(15.00%)	(21.00%)		44.00%